Restatement of Previously Issued Financial Statements (Details) - Schedule of condensed statement of operations - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Formation and operating costs	$ 788,688	$ 648,124	$ 321,433	$ 969,557	$ 1,758,245
Stock compensation expense
Loss from operations	(788,688)	(648,124)	(321,433)	(969,557)	(1,758,245)
Net income (loss)	$ 1,175,549	$ (409,152)	$ 3,581,333	$ 3,172,181	$ 4,347,730
Basic and diluted net income per share - redeemable common stock (in Dollars per share)	$ 0.05	$ (0.02)	$ 0.15	$ 0.13	$ 0.18
Basic and diluted net income per share - nonredeemable common stock (in Dollars per share)	$ 0.05	$ (0.02)	$ 0.15	$ 0.13	$ 0.18
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Formation and operating costs	$ (110,066)	$ 1,297,729	$ 13,888	$ 1,311,617	$ 1,201,551
Stock compensation expense		157,140		157,140	157,140
Loss from operations	110,066	(1,454,869)	(13,888)	(1,468,757)	(1,358,691)
Net income (loss)	$ 110,066	$ (1,454,869)	$ (13,888)	$ (1,468,757)	$ (1,358,691)
Basic and diluted net income per share - redeemable common stock (in Dollars per share)		$ (0.06)		$ (0.06)	$ (0.06)
Basic and diluted net income per share - nonredeemable common stock (in Dollars per share)		$ (0.06)		$ (0.06)	$ (0.06)
As Reported [Member]
Condensed Income Statements, Captions [Line Items]
Formation and operating costs	$ 678,622	$ 1,945,853	$ 335,321	$ 2,281,174	$ 2,959,796
Stock compensation expense		157,140		157,140	157,140
Loss from operations	(678,622)	(2,102,993)	(335,321)	(2,438,314)	(3,116,936)
Net income (loss)	$ 1,285,615	$ (1,864,021)	$ 3,567,445	$ 1,703,424	$ 2,989,039
Basic and diluted net income per share - redeemable common stock (in Dollars per share)	$ 0.05	$ (0.08)	$ 0.15	$ 0.07	$ 0.12
Basic and diluted net income per share - nonredeemable common stock (in Dollars per share)	$ 0.05	$ (0.08)	$ 0.15	$ 0.07	$ 0.12